Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 104.3%	Shares	Value
Basic Materials - 6.6%
FMC Corp.	39,811	$1,614,734
Huntsman Corp.	140,637	1,566,696
LyondellBasell Industries N.V. - Class A	37,293	2,106,682
Olin Corp.	82,543	1,602,160
		6,890,272

Consumer Discretionary - 24.8%
Adient PLC (a)	125,523	1,956,904
Advance Auto Parts, Inc.	127,511	6,111,602
Delta Air Lines, Inc.	64,639	3,127,881
Dollar General Corp.	46,197	4,492,658
Lear Corp.	16,389	1,481,893
LKQ Corp.	51,391	2,079,794
Magna International, Inc.	80,749	2,929,574
Newell Brands, Inc.	227,305	1,204,717
PVH Corp.	28,322	2,372,534
		25,757,557

Consumer Staples - 2.9%
Tyson Foods, Inc. - Class A	52,889	2,970,246

Energy - 1.4%
NOV, Inc.	124,619	1,495,428

Financials - 19.2%
CNO Financial Group, Inc.	59,003	2,239,754
Comerica, Inc.	23,097	1,318,608
Corebridge Financial, Inc.	95,062	3,099,972
Equitable Holdings, Inc.	40,657	2,149,536
Fifth Third Bancorp	65,050	2,484,259
Globe Life, Inc.	25,084	3,056,987
KeyCorp	73,032	1,158,288
MetLife, Inc.	21,183	1,664,560
Voya Financial, Inc.	40,383	2,686,277
		19,858,241

Health Care - 19.2%
Baxter International, Inc.	150,839	4,600,589
Fresenius Medical Care AG & Co. KGaA - ADR	147,696	4,194,566
Henry Schein, Inc. (a)	38,530	2,696,715
Humana, Inc.	23,037	5,370,616
Universal Health Services, Inc. - Class B	15,928	3,031,895
		19,894,381

Industrials - 11.3%
Capital One Financial Corp.	18,149	3,432,883
Dow, Inc.	21,989	609,975
Global Payments, Inc.	39,489	2,985,763
Oshkosh Corp.	23,775	2,358,242
Robert Half, Inc.	50,788	2,325,583
		11,712,446

Technology - 15.8%
Avnet, Inc.	60,251	3,013,153
Cognizant Technology Solutions Corp. - Class A	34,969	2,832,139
Concentrix Corp.	59,875	3,350,904
Skyworks Solutions, Inc.	31,593	2,180,865
SS&C Technologies Holdings, Inc.	30,330	2,450,967
TE Connectivity PLC	15,799	2,528,946
		16,356,974

Telecommunications - 3.1%
Charter Communications, Inc. - Class A (a)	8,049	3,189,577
TOTAL COMMON STOCKS (Cost $103,545,703)		108,125,122

SHORT-TERM INVESTMENT - 0.8%
Money Market Fund - 0.8%
First American Government Obligations Fund - Class X, 4.22% (b)	782,703	782,703
TOTAL SHORT-TERM INVESTMENT (Cost $782,703)		782,703

TOTAL INVESTMENTS - 105.1% (Cost $104,328,406)		108,907,825
Liabilities in Excess of Other Assets - (5.1)%		(5,284,901)
TOTAL NET ASSETS - 100.0%		$103,622,924
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Pzena Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$108,125,122	$–	$–	$108,125,122
Short-Term Investment	782,703	–	–	782,703
Total Investments	$108,907,825	$–	$–	$108,907,825

Refer to the Schedule of Investments for further disaggregation of investment categories.